Short-Term Investments	12 Months Ended
Mar. 31, 2014
Investments Debt And Equity Securities [Abstract]
Short-Term Investments

NOTE 3: — SHORT-TERM INVESTMENTS

a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,
	2014			2013
	Amortized cost	Unrealized gain	Market value	Amortized cost	Unrealized gain	Market value
Available-for-sale: Government debentures	$3,304	$(49)	$3,255	$3,134	$49	$3,183

b.	The estimated fair value of available-for-sale investments as of March 31, 2014 and 2013 by contractual maturity, are as follows:

	March 31,
	2014		2013
	Cost	Market Value	Cost	Market Value
Available-for-sale government debentures:
Matures in more than five years	3,188	3,255	3,076	3,183

	$3,188	$3,255	$3,076	$3,183